As filed with the Securities and Exchange Commission on August 13, 2026
Securities Act File No. 333-238109
Investment Company Act File No. 811-23568

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

GABELLI ETFs TRUST
(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)

Copies to:

Gabelli ETFs Trust	Michael R. Rosella, Esq.
One Corporate Center	Paul Hastings LLP
Rye, New York 10580-1422	200 Park Avenue
New York, New York 10166

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on September 11, 2026 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on _______ pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 14 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 27, 2025, and would become effective 75 days thereafter, pursuant to Rule 485(a)(2).

The Post-Effective Amendment No. 17 was filed pursuant to Rule 485(b)(1)(iii) on September 4, 2025, for the sole purpose of designating September 30, 2025, as the new date upon which the registration statement for Gabelli Asset ETF, a series of Gabelli ETFs Trust (the “Asset ETF”), would become effective.

The Post-Effective Amendment No. 19 was filed pursuant to Rule 485(b)(1)(iii) on September 29, 2025, for the sole purpose of designating October 30, 2025, as the new date upon which the registration statement for the Asset ETF, would become effective.

The Post-Effective Amendment No. 26 was filed pursuant to Rule 485(b)(1)(iii) on October 29, 2025, for the sole purpose of designating November 14, 2025, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 28 was filed pursuant to Rule 485(b)(1)(iii) on November 13, 2025, for the sole purpose of designating November 18, 2025, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 29 was filed pursuant to Rule 485(b)(1)(iii) on November 17, 2025, for the sole purpose of designating December 5, 2025, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 30 was filed pursuant to Rule 485(b)(1)(iii) on December 4, 2025, for the sole purpose of designating December 30, 2025, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 33 was filed pursuant to Rule 485(b)(1)(iii) on December 29, 2025, for the sole purpose of designating January 29, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 35 was filed pursuant to Rule 485(b)(1)(iii) on January 28, 2026, for the sole purpose of designating February 27, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 36 was filed pursuant to Rule 485(b)(1)(iii) on February 26, 2026, for the sole purpose of designating March 27, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 37 was filed pursuant to Rule 485(b)(1)(iii) on March 26, 2026, for the sole purpose of designating April 24, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 39 was filed pursuant to Rule 485(b)(1)(iii) on April 23, 2026, for the sole purpose of designating May 22, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 46 was filed pursuant to Rule 485(b)(1)(iii) on May 21, 2026, for the sole purpose of designating June 19, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 50 was filed pursuant to Rule 485(b)(1)(iii) on June 18, 2026, for the sole purpose of designating July 17, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

The Post-Effective Amendment No. 52 was filed pursuant to Rule 485(b)(1)(iii) on July 16, 2026, for the sole purpose of designating August 14, 2026, as the new date upon which the registration statement for the Asset ETF would become effective.

This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 11, 2026, as the new date upon which the registration statement for the Asset ETF shall become effective.

This Post-Effective Amendment No. 54 incorporates by reference the information contained in Parts A, B and C of the Amendment. This filing relates solely to the Asset ETF. No information contained herein is intended to supersede or amend any prior filing relating to any other series of Gabelli ETFs Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI ETFs TRUST, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 54 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of August, 2026.

Gabelli ETFs Trust

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 54 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	August 13, 2026
Mario J. Gabelli	(Gabelli Asset ETF)

/s/ John C. Ball	President, Treasurer	August 13, 2026
John C. Ball	(Principal Executive, Financial and Accounting Officer)

James P. Conn*	Trustee	August 13, 2026
James P. Conn	(Gabelli Asset ETF)

John D. Gabelli*	Trustee	August 13, 2026
John D. Gabelli	(Gabelli Asset ETF)

Eileen C. Nakamura*	Trustee	August 13, 2026
Eileen C. Nakamura	(Gabelli Asset ETF)

Werner J. Roeder*	Trustee	August 13, 2026
Werner J. Roeder	(Gabelli Asset ETF)

Anthonie C. van Ekris*	Trustee	August 13, 2026
Anthonie C. van Ekris	(Gabelli Asset ETF)

Salvatore J. Zizza*	Trustee	August 13, 2026
Salvatore J. Zizza	(Gabelli Asset ETF)

*By:	/s/ John C. Ball
John C. Ball
Attorney-in-fact